SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Convertible loans measured at fair value on a recurring basis (Details) - Level 3 - Convertible loan ("CL") ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	$ 3,765	¥ 24,568	¥ 17,961
Additional convertible loans	280	1,830
Repayments	(2,645)	(17,261)
Loss on change in fair value of convertible loan	82	532	5,296
Gain on settlement of convertible loan	(1,098)	(7,162)
Other comprehensive income -foreign exchange translations	(42)	(275)	1,311
Total	$ 342	¥ 2,232	¥ 24,568